Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

(19) Subsequent Events

The Company assessed all events from June 30, 2025, up through October 28, 2025, which is the date that these consolidated financial statements are available to be issued, unless as disclosed else where in the consolidated financial statements, there are not any material subsequent events that require disclosure in these consolidated financial statements.

Subsequent to the balance sheet date, the Company reached a settlement with the counterparty related to the frozen bank deposit of $87,842. The settlement was completed in August 2025, and the restriction on the deposit was lifted.